Hedging activities - Reconciliation of cash flow hedge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	€ 104	€ 151	€ 20
Net fair value gains/(losses) recognised in OCI	38	102	301
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(111)	(149)	(86)
Gains transferred to goodwill			(84)
Reserve of cash flow hedges ending balance	31	104	151
Inventories
Disclosure of detailed information about hedging instruments [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(83)
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	20	26	(1)
Net fair value gains/(losses) recognised in OCI	(26)	13	108
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	10	(19)	3
Gains transferred to goodwill			(84)
Reserve of cash flow hedges ending balance	4	20	26
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	79	153	20
Net fair value gains/(losses) recognised in OCI	67	43	209
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(111)	(117)	(76)
Gains transferred to goodwill			0
Reserve of cash flow hedges ending balance	35	79	153
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	5	(28)	1
Net fair value gains/(losses) recognised in OCI	(3)	46	(16)
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(10)	(13)	(13)
Gains transferred to goodwill			0
Reserve of cash flow hedges ending balance	€ (8)	€ 5	€ (28)